Loans and financing - Unused Credit Lines (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Unused borrowing capacity expenses paid	BRL 9,724	BRL 8,334
Revolving Credit Facility One | Fibria Celulose S.A. | CDI
Loans and financing
Undrawn borrowing facilities		BRL 1,000
Percentage of basis used to calculate interest		100.00%
Interest rate basis		CDI
Interest rate margin		2.50%
Commissions, as a percent of the loan		0.40%